Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Lease Arrangements [Abstract]
2016	$ 21,679
2017	15,815
2018	12,420
2019	8,697
2020	6,189
Thereafter	14,294
Total minimum rental payments	$ 79,094